Shareholders Equity - Summary of Share Capital (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	93.02%
Percentage of treasury shares	6.98%
Percentage of shares issued	100.00%
Total shares outstanding	221,809,303	125,477,259
Treasury shares	16,638,275
Total	1,189,412,363
Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	48.58%
Total shares outstanding	115,846,462
Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	3.68%
Total shares outstanding	8,786,694
M&G Investment Management Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	0.26%
Total shares outstanding	622,555
Eastspring Investments (Singapore) Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	0.80%
Total shares outstanding	1,916,859
Other [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	39.69%
Total shares outstanding	94,636,733
Class A [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	88.29%
Percentage of treasury shares	11.71%
Percentage of shares issued	100.00%
Total shares outstanding	125,477,259
Treasury shares	16,638,275
Total	142,115,534
Class A [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	13.73%
Total shares outstanding	19,514,418
Class A [member] | Renaissance Technologies LLC [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	6.18%
Total shares outstanding	8,786,694
Class A [member] | M&G Investment Management Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	0.44%
Total shares outstanding	622,555
Class A [member] | Eastspring Investments (Singapore) Limited [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	1.35%
Total shares outstanding	1,916,859
Class A [member] | Other [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	66.59%
Total shares outstanding	94,636,733
Class B1 shares [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Percentage of shares issued	100.00%
Total shares outstanding	96,332,044
Total	96,332,044
Class B1 shares [member] | Controlling Group [member]
Disclosure of classes of share capital [line items]
Percentage of shares outstanding	100.00%
Total shares outstanding	96,332,044